Asset held for sale and discontinued operations - Assets and Liabilities of the San Antonio disposal group (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Asset held for sale and discontinued operations
Current assets	$ 479,811	$ 123,250
Total assets	1,262,274	856,902
Current liabilities	331,851	144,501
Total liabilities	579,585	$ 286,273
San Antonio Gold Project | Assets and Liabilities of the San Antonio disposal group, held for sale
Asset held for sale and discontinued operations
Current assets	3,208
Non-current assets	34,315
Total assets	37,523
Current liabilities	4,432
Non-current liabilities	54,014
Total liabilities	$ 58,446